Long -Term Borrowings - Information Related to Statutory Trusts Parenthetical (Detail)	12 Months Ended
Dec. 31, 2023
3-month [Member]
Variable Interest Entity [Line Items]
Debt instrument, basis spread on variable rate	0.26161%
6-month [Member]
Variable Interest Entity [Line Items]
Debt instrument, basis spread on variable rate	0.42826%